CONTRACTS IN PROGRESS	12 Months Ended
Dec. 31, 2019
Construction Contracts [Abstract]
CONTRACTS IN PROGRESS
CONTRACTS IN PROGRESS
A summary of the partnership’s contracts in progress are below:

(US$ MILLIONS)	2019	2018	2017
Contract costs incurred to date	$23,041	$20,455	$12,129
Profit recognized to date (less recognized losses)	1,843	1,946	558
	24,884	22,401	12,687
Less: progress billings	(25,782)	(23,546)	(12,919)
Contract work in progress (liability)	$(898)	$(1,145)	$(232)
Comprising:
Amounts due from customers — work in progress (1)	$577	$563	$195
Amounts due to customers — creditors (2)	(1,475)	(1,708)	(427)
Net work in progress	$(898)	$(1,145)	$(232)
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(1)
The change in the balance from December 31, 2018 was due to billed amounts of $3,918 million, additions to work in progress of $3,917 million, acquisitions through business combinations of $76 million, dispositions of $65 million and the remainder due to foreign exchange changes.

(2)
The change in the balance from December 31, 2018 was due to recognized revenue of $3,134 million, additions to work in progress of $2,900 million, acquisitions through business combinations of $nil, dispositions of $2 million and the remainder due to foreign exchange changes.